SUBSIDIARIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF SUBSIDIARIES

Name of entities	Places of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited*	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (2025: 19,907 ordinary shares issued	Direct 100% (2025: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (2025: 1,000 Class A Units of $10 each)	Indirect 100% (2025: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (2025: Ordinary shares of 1 pence each	Indirect 100% (2025: 100%)
Diginex MENA Limited*	Abu Dhabi	Inactive	100 ordinary shares issued of $1 each. (2025: N/A)	Direct 100%
Matter DK ApS	Denmark	Provision of commercial ESG data and analytics platform service	10,923,682 shares of DKK 0.01 each (2025: N/A)	Direct 100%
The Remedy Project Limited	Hong Kong	Provision of human rights risk assessment and worker-centered remediation protocols	100 ordinary shares (2025: N/A)	Direct 100%
planA.earth GmbH	Germany	Provision of carbon accounting and ESG reporting services	94,703 shares of Euro 1 each	Direct 100%
planA.earth SAS	France	Provision of carbon accounting and ESG reporting services	5,000 shares of Euro 1 each	Indirect 100%
planA.earth Limited	United Kingdom	Provision of carbon accounting and ESG reporting services	5,000 ordinary shares of GBP 1 each	Indirect 100%
planA.earth EOOD	Bulgaria	Provision of carbon accounting and ESG reporting services	5,000 shares of BGN 1 each	Indirect 100%

*	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.